Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

The operating results for any quarter are not necessarily indicative of results for any future period.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share data)
Year Ended December 31, 2017
Total operating expense	$4,913	$6,358	$9,070	$15,346
Other expense	353	154	64,961	4,147
Net loss	(5,269)	(6,512)	(74,031)	(19,493)
Net loss attributable to common stockholders	(6,157)	(7,410)	(75,084)	(20,671)
Net loss per share attributable to common stockholders, basic and diluted	(0.08)	(0.10)	(0.98)	(0.27)
Year Ended December 31, 2016
Total operating expense	$13,280	$6,997	$7,043	$7,323
Other income (expense)	6	42	(27,497)	(6,265)
Net loss	(13,243)	(6,860)	(32,975)	(13,589)
Net loss attributable to common stockholders	(13,243)	(6,860)	(33,474)	(14,234)
Net loss per share attributable to common stockholders, basic and diluted	(0.17)	(0.09)	(0.44)	(0.19)